provisions	6 Months Ended
Jun. 30, 2025
provisions
provisions
25	provisions

				Written put
		Asset		options and
		retirement	Employee-	contingent
(millions)	Note	obligations [1]	related [2]	consideration [3]	Other [2]	Total
Balance as at April 1, 2025		$373	$84	$220	$192	$869
Additions		—	83	7	42	132
Reversals		—	1	(2)	(6)	(7)
Uses		(3)	(84)	—	(38)	(125)
Interest effects [4]	9	4	—	3	—	7
Effects of foreign exchange, net [4]		—	(2)	(9)	(1)	(12)
Balance as at June 30, 2025		$374	$82	$219	$189	$864
Balance as at January 1, 2025		$378	$133	$210	$201	$922
Additions		—	145	27	62	234
Reversals		(8)	(1)	(15)	(6)	(30)
Uses		(4)	(193)	—	(67)	(264)
Interest effects [4]	9	8	—	6	—	14
Effects of foreign exchange, net [4]		—	(2)	(9)	(1)	(12)
Balance as at June 30, 2025		$374	$82	$219	$189	$864
Current		$15	$78	$82	$69	$244
Non-current		359	4	137	120	620
Balance as at June 30, 2025		$374	$82	$219	$189	$864

1	Additions and reversals for Asset retirement obligations are included in the Consolidated statements of financial position as Property, plant and equipment, net. Uses, to the extent that such items include a flow of cash, are included net in Cash used by investing activities in the Consolidated statements of cash flows (see Note 31(a)).
2	Additions and reversals for Employee-related and Other are generally included in the Consolidated statements of income and other comprehensive income as Employee benefits expense and Goods and services purchased, respectively. Uses, to the extent that such items include a flow of cash, are generally included net in Cash provided by operating activities in the Consolidated statements of cash flows.
3	Additions and reversals for Written put options and contingent consideration are included in the Consolidated statements of financial position as Goodwill, net, and in the Consolidated statements of income and other comprehensive income as Other income, respectively. Uses, to the extent that such items include a flow of cash, are included in Cash used by investing activities in the Consolidated statements of cash flows.
4	Interest effects, excepting those arising from provision remeasurement due to change in discount rates are included in the Consolidated statements of income and other comprehensive income as Financing costs.

Asset retirement obligations

We establish provisions for liabilities associated with the retirement of property, plant and equipment when these obligations result from the acquisition, construction, development and/or normal operation of the assets. We expect that the associated cash outflows in respect of the balance accrued as at the financial statement date will occur proximate to the retirement dates of these assets.

Employee-related

Our employee-related provisions are largely in respect of restructuring activities (as discussed further in Note 16(b)). The timing of the associated cash outflows in respect of the balance accrued as at the financial statement date is substantially short-term in nature.

Written put options and contingent consideration

In connection with certain business acquisitions, we have established provisions for written put options in respect of non - controlling interests. Some of these provisions are determined based on the net present value of estimated future earnings, requiring us to make key economic assumptions about the future. We have also established provisions for contingent consideration. We do not expect cash outflows in respect of the written put options to occur before their initial exercisability, nor do we expect cash outflows in respect of contingent consideration to occur before completion of the related earning periods; in some instances, we may settle the provision for written put options using equity instruments.

Other

The provisions for other include: legal claims; real estate rationalization and other non-employee-related restructuring activities; and contract termination costs and onerous contracts related to business acquisitions. Except as noted below, we expect the cash outflows associated with the balance accrued as at the financial statement date to occur over an indeterminate multi-year period.

As discussed further in Note 29, we are involved in a number of legal claims and we are aware of certain other possible legal claims. We establish provisions for legal claims when warranted, considering legal assessments, current information, and the expected availability of recourse. We cannot reasonably determine the timing of cash outflows associated with legal claims.

In connection with business acquisitions, we have established provisions for contract termination costs and onerous contracts acquired.